UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22220

Wells Fargo Multi-Strategy 100 Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor, MAC A0119-291
San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Eileen Alden
Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor
MAC A0119-291
San Francisco, CA 94105
(Name and address of agent for service)

registrant's telephone number, including area code: (415) 371-4000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wells Fargo Multi-Strategy 100 Fund I, LLC

Financial Statements for the
Period Ended July 31, 2010
(Unaudited)

Wells Fargo Multi-Strategy 100 Fund I, LLC

Wells Fargo Multi-Strategy 100 Fund I, LLC Statement of Assets, Liabilities and Members’ Capital As of July 31, 2010 (Unaudited)

Assets

Investment in Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the "Master Fund")	$105,192,448
Cash and cash equivalents	54,832
Receivable for investment in the Master Fund sold	4,174,563
Investment in the Master Fund paid in advance	2,450,000
Total assets	111,871,843

Liabilities

Payable for Units tendered	4,174,563
Subscriptions received in advance	2,461,018
Directors' fees payable	2,833
Accrued expenses and other liabilities	46,697
Total liabilities	6,685,111

Members' Capital

Total members' capital	$105,186,732

Members' Capital per Unit

Units outstanding	85,776.3949
Net asset value per unit	$1,226.2900

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Fund I, LLC Statement of Operations For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Net Investment Income/(Loss) Allocated from Master Fund

Investment income	$181,414
Expenses	(799,632)
Net investment income/(loss) allocated from Master Fund	(618,218)

Fund Income

Interest	74

Fund Expenses

Accounting and administration services fees	44,570
Directors' fees	5,667
Professional fees	2,500
Registration fees	2,113
Custody fees	850
Other operating expenses	12,670
Total expenses	68,370
Net investment loss	(686,514)

Net Realized and Unrealized Gain/(Loss) on Investments Allocated from Master Fund

Net realized loss from investments	(1,783,247)
Net change in unrealized appreciation on investments	2,338,015
Total net realized and unrealized gain from investments	554,768

Net decrease in members' capital resulting from operations	$(131,746)

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Fund I, LLC Statements of Changes in Members’ Capital

	For the Period Ended July 31, 2010 (Unaudited)	For the Year Ended January 31, 2010
Increase (Decrease) in Members' Capital
Operations

Net investment loss	$(686,514)	$(1,155,753)
Net realized loss from investments	(1,783,247)	(2,301,276)
Net change in unrealized appreciation on investments	2,338,015	8,128,255
Net increase/(decrease) in members' capital resulting from operations	(131,746)	4,671,226

Capital Transactions

Issuance of Units	24,274,500	26,080,286
Units tendered	(4,375,517)	(5,925,782)
Increase in members' capital derived from capital transactions	19,898,983	20,154,504

Members' Capital

Total increase in members' capital	19,767,237	24,825,730
Beginning of period	85,419,495	60,593,765
End of period	$105,186,732	$85,419,495

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Fund I, LLC Statement of Cash Flows For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Cash Used for Operating Activities

Net decrease in members' capital resulting from operations	$(131,746)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Increase in investment in the Master Fund paid in advance	(352,000)
Increase in receivable for investment in the Master Fund sold	(3,650,454)
Increase in accrued expenses and other liabilities	5,425
Net investment loss allocated from the Master Fund	618,218
Net realized loss from investments allocated from the Master Fund	1,783,247
Net change in unrealized appreciation on investments allocated from Master Fund	(2,338,015)
Purchases of interest in the Master Fund	(24,213,300)
Sales of interest in the Master Fund	4,375,517

Net cash used in operating activities	(23,903,108)

Cash Provided by Financing Activities

Proceeds from issuance of Units (net of change in subscriptions received in advance of $363,018)	24,637,518
Payments on tender of Units (net of change in payable for Units tendered of $3,650,454)	(725,063)

Net cash provided by financing activities	23,912,455

Cash and Cash Equivalents

Net increase in cash and cash equivalents	9,347
Cash and cash equivalents at beginning of period	45,485
Cash and cash equivalents at end of period	$54,832

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Fund I, LLC Financial Highlights

	For the Period from February 1, 2010 to July 31, 2010 (Unaudited)	For the Year Ended January 31, 2010	For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance: (For unit outstanding throughout the period)

Net asset value at beginning of period	$1,225.8247	$1,151.3329	$1,315.5811

Income from investment operations:
Net investment loss(b)	(8.5387)	(18.6319)	(10.3793)
Net realized and unrealized gain/(loss) from investments	9.0040	93.1237	(153.8689)
Total from investment operations	0.4652	74.4918	(164.2482)
Net asset value at end of period	$1,226.2900	$1,225.8247	$1,151.3329
Total return	0.04%	6.47%	(12.48%)

Ratios to average net assets:

Expenses gross of waiver(c) (d)	1.80%	1.98%	2.26%
Expenses net of waiver(c) (d)	1.80%	1.92%	2.07%
Net investment loss(d)	(1.42%)	(1.58%)	(1.71%)
Members' capital, end of period (in thousands)	$105,187	$85,419	$60,594

(a)	Inception date.

(b)	Based on average units outstanding.

(c)	The expense ratio does not include expenses of the underlying funds in which the Master Fund invests.

(d)	Annualized for periods less than one year.

See the financial statements of the Master Fund for the portfolio turnover of the Master Fund.

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Fund I, LLC

Notes to Financial Statements
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 Fund I, LLC (the “Fund”), a Delaware limited liability company, has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company since August 1, 2008.  The Fund is a “feeder” fund in a “master-feeder” structure and invests substantially all of its assets in the Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”) (together, the “Funds). The Fund is designed solely for investment by taxable investors. The financial statements of the Master Fund, including its schedule of investments and notes to financial statements, are an integral part of these financial statements and should be read in conjunction with these financial statements.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Investment valuation – The Fund records its investment in the Master Fund at fair value based on the net asset value per unit as a practical expedient of the relevant series of the Master Fund.  The value of such investments in the Master Fund reflects the Fund’s proportionate interest (72.39% at July 31, 2010) in the net assets of the Master Fund.  The performance of the Fund is directly affected by the performance of the Master Fund.  Valuation of the investments held by the Master Fund, including the categorization of fair value measurements, is discussed in the notes to the Master Fund’s financial statements, which are attached to this report.  The Fund has the same investment objective and strategies as the Master Fund.

(b)  Income taxes – The Fund intends to operate as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. The Funds should not be subject to U.S. federal income tax, and each investor (a “Member”) will be required to report on its own annual tax return, to the extent required, the Member’s distributive share of the applicable Fund’s taxable income or loss.

Accounting for Uncertainty in Income Taxes set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.  Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements.  The Fund is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Fund filed 2008 and 2009 federal tax returns as well as state tax returns to Oregon and Utah.  These tax returns remain subject to examination by the Internal Revenue Service.

(c)  Investment transactions and investment income – Purchases and sales of interests in the Master Fund are recorded on a trade-date basis and related revenues and expenses are recorded on accrual basis.  The Fund adopted the tax allocation rules provided for in Section 704(b) of the Internal Revenue Code.  Accordingly, its proportionate share of the Master Fund’s income, expenses, realized and unrealized gains and losses are allocated monthly using the aggregate method.  In addition, the Fund records its own investment income and operating expenses on an accrual basis.

(d) Cash and Cash Equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account

Wells Fargo Multi-Strategy 100 Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Fund.

(e)  Distributions – The Fund presently does not intend to make periodic distributions of its net income or gains, if any, to Members.  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Fund’s board of managers (the “Fund Board").

(f)  Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

(g)  Operating Expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  The Fund will also, based upon its interest in the Master Fund, bear a proportionate interest in the operating expenses paid by the Master Fund.

(h)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation.  At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.  PFPC Trust Company (the “Custodian”) serves as the Custodian to the Fund. PFPC Trust Company will not change its name until a later date to be announced.  The Fund pays the Administrator and the Custodian in consideration of these services.  Under an agreement made between the Administrator and the Fund, the Administrator agreed to waive the fees that were above 21.5 basis points of the assets of the Master Fund.  The fees included administration and accounting service fee, taxation service fee, regulatory administration service fee, and investor service fee.  This waiver agreement was in effect through July 31, 2009.

3.  Related Party Transactions

Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the Funds.  WFAAM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.  The Adviser is exempt from registering as a “commodity trading advisor” with the Commodity Futures Trading Commission (“CFTC”) under CFTC Rule 4.14(a)(8), and the Funds each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5.  As compensation for services and facilities provided by the Adviser under the terms of an investment advisory agreement entered into between the Master Fund and the Adviser dated as of July 31, 2008 (the “Advisory Agreement”), the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund. In addition, the Fund Board has approved a service agreement entered into between the Fund and the Adviser under the same terms, except as set forth in the next sentence.  Under such agreement, the Fund does not pay the Adviser a fee if and for so long as the Fund is invested solely in the Master Fund.

The placement agent for the Fund is Wells Fargo Investments, LLC (“Placement Agent”). Investors will be assessed a placement fee (“Placement Fee”) by the placement agent on subscriptions in the amount of 2.00% on the first $500,000 subscribed for in the Fund, 1.00% on the next $500,000 subscribed for in the Fund, and 0.50% on any amount over $1,000,000 subscribed for in the Fund. In addition, WFAAM may pay a portion of the

Wells Fargo Multi-Strategy 100 Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

Management Fees it receives from the Master Fund to the Placement Agent, its affiliates or their registered representatives.

4.  Investment Transactions

Costs of purchases of interests in the Master Fund for the period ended July 31, 2010 were $24,213,300.  Proceeds from sales of interests in the Master Fund for the period ended July 31, 2010 were $4,375,517.

5.  Capital Share Transactions

The Fund offers and sells units of limited liability company interest (the “Units”) to investors eligible to invest in the Fund.  The Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit (“Unit Value”) of the Fund as of the close of business on the last business day of the prior month.  The Fund Board may discontinue accepting subscriptions at any time.  The minimum initial investment in the Fund is $50,000.  The minimum additional investment is $10,000.  No Member of the Fund or other person holding Units of the Fund acquired from a Member will have the right to require the Fund to redeem those Units.  The Fund from time to time will offer to repurchase outstanding Units pursuant to written tenders by Members.  Repurchase offers will be made at such times and on such terms as may be determined by the Fund Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Units.

Transactions in capital were as follows:

For the Period Ended July 31, 2010	Unit(s)	Amount
Units issued	19,709	$24,274,500

Units tendered	(3,616)	(4,375,517)

Net increase	16,093	$19,898,983

6.  Risk Factors

An investment in the Fund involves various risks.  The Fund allocates assets to the Master Fund. The Master Fund allocates assets to Trusts (as defined in the Master Fund’s financial statements) that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.  No guarantee or representation is made that the investment program will be successful.

Wells Fargo Multi-Strategy 100 Fund I, LLC

Notes to Financial Statements (continued)
For the Period from February 1, 2010 to July 31, 2010 (Unaudited)

7.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through financial statement issuance and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Wells Fargo Multi-Strategy 100 Fund I, LLC

Supplemental Information (unaudited)

The Board of Managers of the Fund

The Fund’s Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund’s Board exercises the same powers, authority and responsibilities on behalf of the Fund, as is customarily exercised by the board of directors of a registered investment company organized as a corporation or trust.

The managers of the Fund’s Board are not required to contribute to the capital of the Fund or to hold Units of the Fund. A majority of the managers of the Fund’s Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”).  The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below.  Each manager who is deemed to be an “interested person” of the Fund as defined in the 1940 Act (an “Interested Manager”) is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Independent Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Daniel J. Rauchle, 47*	Manager, President	Indefinite term (since August 1, 2008)	Director of WFAAM and the Chairman of the WFAAM Investment Advisory Board since 2001.	5	None.
Dennis G. Schmal, 63	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Self-employed; Board Director and Consultant	5
Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the AssetMark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

Wells Fargo Multi-Strategy 100 Fund I, LLC

Supplemental Information (unaudited) (continued)

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Tim Holmes, 48	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Consultant – Coast Asset Management since 2008; Portfolio Manager of Nuveen Asset Management 2007 to 2008; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	5	None.

*	Indicates an Interested Manager.

(1)
Each Independent Manager serves until death, retirement, resignation or removal from the applicable Feeder Fund Board or the Master Fund Board.  Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 5 closed-end registered investment companies, including the Fund.

Principal Officers who are not Independent Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Eileen Alden, 41	Treasurer	Since August 1, 2008
Director of WFAAM and a member of the WFAAM Investment Advisory Board since 2005; Vice President of Wells Fargo Bank since 2007; Member of the Asset Allocation Committees for Wells Fargo Bank’s Wealth Management Group since 2007 and its Family Wealth Group since 2008; Assistant Vice President of Progress Investment Management Company from 2001 to 2005.

Dede Dunegan, 53	Chief Compliance Officer, Secretary	Since August 1, 2008
CCO of WFAAM since 2005, Vice President and Compliance Manager,  Wells Fargo Wealth Management since 2004; CCO of Nelson Capital Management, LLC from 2005 to 2009; CCO of Osterweis Capital Management from 2000 to 2004.

(1)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Wells Fargo Multi-Strategy 100 Fund I, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Nominating and Compensation Committee will consider nominees to the registrant’s board of managers recommended by members, provided that such recommendations are submitted with reasonable advance written notice to the Chairperson of the Nominating and Compensation Committee.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wells Fargo Multi-Strategy 100 Fund I, LLC

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date	October 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date	October 6, 2010

By (Signature and Title)*	/s/ Eileen Alden
Eileen Alden, Treasurer
(principal financial officer)

Date	October 6, 2010

* Print the name and title of each signing officer under his or her signature.